FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis net exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) item
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Percentage of risk deterioration for scenario one	25.00%
Percentage of risk deterioration for scenario two	50.00%
Number of scenarios | item	3
Probable
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	R$ (44)
Net exposure in IPCA	(29,352)
Net exposure in hedge CDI position	(41,162)
Total net exposure in each scenario	(70,558)
Probable | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	92,924
Probable | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(94,517)
Probable | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,549
Probable | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	51,545
Probable | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(284,102)
Probable | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	232,557
Probable | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	246,815
Probable | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(276,167)
Probable | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	119,838
Probable | OPex (appreciation risk US$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(119,838)
Probable | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	205,654
Probable | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(246,816)
25% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(54)
Net exposure in IPCA	(29,352)
Net exposure in hedge CDI position	(27,529)
Total net exposure in each scenario	(56,935)
Net effect on changes in current fair value	13,623
25% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	116,155
25% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(118,146)
25% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,937
25% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	64,431
25% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(355,127)
25% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	290,696
25% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	233,184
25% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(262,536)
25% depreciation | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	149,798
25% depreciation | OPex (appreciation risk US$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(149,798)
25% depreciation | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	205,655
25% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(233,184)
50% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(67)
Net exposure in IPCA	(29,352)
Net exposure in hedge CDI position	(15,212)
Total net exposure in each scenario	(44,631)
Net effect on changes in current fair value	25,927
50% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	139,386
50% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(141,777)
50% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	2,324
50% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	77,318
50% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(426,153)
50% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	348,835
50% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	220,868
50% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(250,220)
50% depreciation | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	179,757
50% depreciation | OPex (appreciation risk US$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(179,757)
50% depreciation | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	205,656
50% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	R$ (220,868)